Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000012064 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
C000012064 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000012064 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000012064 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000012064 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000012064 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000012064 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000012064 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000012064 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000012064 [Member] | AT And T Inc Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000012064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%	[1]
C000012064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[1]
C000012064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
C000012064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
C000012064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
C000012064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
C000012064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000012064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000012064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000012064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000012097 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[2]
C000012097 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
C000012097 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000012097 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000012097 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000012097 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000012097 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000012097 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
C000012097 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
C000012097 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[2]
C000012097 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000012097 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[2]
C000012097 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[2]
C000012097 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000012097 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[2]
C000012097 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
C000012097 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000012097 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[2]
C000012097 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[2]
C000012097 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[2]
C000012097 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000012099 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
C000012099 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000012099 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000012099 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000012099 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000012099 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000012099 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000012099 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000012099 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000012099 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000012099 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000012099 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[3]
C000012099 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[3]
C000012099 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000012099 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[3]
C000012099 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[3]
C000012099 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[3]
C000012099 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[3]
C000012099 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[3]
C000012099 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000012099 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[3]
C000012195 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000012195 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000012195 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000012195 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000012195 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Bank of New York Mellon Corp The [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Aflac Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[4]
C000012195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[4]
C000012195 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[4]
C000012195 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000012195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[4]
C000012195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000012195 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000012195 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[4]
C000012195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000012195 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[4]
C000012195 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[4]
C000012196 [Member] | Carvana Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000012196 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Toast Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000012196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[5]
C000012196 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5]
C000012196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[5]
C000012196 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[5]
C000012196 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000012196 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000012196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[5]
C000012196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[5]
C000012196 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[5]
C000012196 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[5]
C000042588 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[6]
C000042588 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[6]
C000042588 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[6]
C000042588 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[6]
C000042588 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000042588 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[6]
C000042588 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[6]
C000042588 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000042588 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000042588 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000042588 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[6]
C000042588 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[6]
C000042588 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[6]
C000042588 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[6]
C000042588 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[6]
C000042588 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[6]
C000042588 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000042588 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[6]
C000099165 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[7]
C000099165 [Member] | AT And T Inc Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000099165 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[7]
C000099165 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[7]
C000099165 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[7]
C000099165 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[7]
C000099165 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000099165 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[7]
C000099165 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[7]
C000099165 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[7]
C000099165 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[7]
C000099165 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000099165 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[7]
C000099165 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[7]
C000099165 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[7]
C000099165 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[7]
C000099165 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%	[7]
C000099165 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[7]
C000099165 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[7]
C000099165 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
C000141931 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000141931 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000141931 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[8]
C000141931 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000141931 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000141931 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[8]
C000141931 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000141931 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000141931 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000141931 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000141931 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[8]
C000141931 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[8]
C000141931 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[8]
C000141931 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000141931 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[8]
C000141931 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[8]
C000141931 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[8]
C000141931 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[8]
C000141931 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[8]
C000141931 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[8]
C000194634 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[9]
C000194634 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[9]
C000194634 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[9]
C000194634 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[9]
C000194634 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
C000194634 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000194634 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[9]
C000194634 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[9]
C000194634 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000194634 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[9]
C000194634 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000194634 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[9]
C000194634 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[9]
C000194634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[9]
C000194634 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[9]
C000194634 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[9]
C000194634 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[9]
C000194634 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[9]
C000194634 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[9]
C000194634 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[9]
C000194634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[9]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Excludes money market funds.
[7]	Excludes money market funds.
[8]	Excludes money market funds.
[9]	Excludes money market funds.